Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
RICE ACQUISITION CORP. II [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Class A Ordinary Shares Subject to Possible Redemption

Note 6. Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of March 31, 2023 and December 31, 2022, there were 34,502,500 Class A ordinary shares outstanding, of which 34,500,000 shares were subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Class A ordinary shares subject to possible redemption, December 31, 2021	$345,000,000
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	4,816,773
Class A ordinary shares subject to possible redemption, December 31, 2022	349,816,773
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	3,710,256
Class A ordinary shares subject to possible redemption, March 31, 2023	$353,527,029

Note 6. Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 34,502,500 Class A ordinary shares outstanding, of which 34,500,000 shares were subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled on the following table:

Gross proceeds from Initial Public Offering	$345,000,000
Less:
Fair value of Public Warrants at issuance	(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	28,785,962
Class A ordinary shares subject to possible redemption, December 31, 2021	345,000,000
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	4,816,773
Class A ordinary shares subject to possible redemption, December 31, 2022	$349,816,773